File # 1-32733
CERT NYS

12028039

NYSE EURONEXT

Parasnand Madho
Director
Corporate Actions & Market Watch

October 1, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, RESOURCE CAPITAL CORP., 8.25% Series B Cumulative Redeemable Preferred Stock, par value $0.001 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 28, 2012. Tentative listing date – October 3, 2012.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com